Group statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Profit for the year	$ 628	$ 750	$ 376
Adjustments reconciling profit for the year to cash flow from operations	521	469	585
Cash flow from operations	1,149	1,219	961
Interest paid	(170)	(119)	(126)
Interest received	57	36	22
Deferred purchase consideration paid	(3)
Tax paid	(309)	(243)	(211)
Net cash from operating activities	724	893	646
Cash flow from investing activities
Purchase of property, plant and equipment	(29)	(28)	(54)
Purchase of intangible assets	(49)	(54)	(45)
Investment in associates and joint ventures	(6)	(3)	(1)
Investment in other financial assets	(32)	(60)
Deferred purchase consideration paid	(10)
Disposal of property, plant and equipment	9	0	3
Repayments of other financial assets	11	8	13
Finance lease receipts	4
Other investing cash flows	3		6
Net cash from investing activities	(99)	(137)	(78)
Cash flow from financing activities
Repurchase of shares, including taxes and transaction costs	(804)	(790)	(482)
Purchase of own shares by employee share trusts	(27)	(8)	(1)
Dividends paid to shareholders	(259)	(245)	(233)
Dividend paid to non-controlling interest	0	(3)
Issue of long-term bonds, including effect of currency swaps	834	657
Repayment of long-term bonds	(547)	0	(209)
Settlement of currency swaps	(45)	0
Principal element of lease payments	(46)	(28)	(36)
Net cash from financing activities	(894)	(417)	(961)
Net movement in cash and cash equivalents in the year	(269)	339	(393)
Cash and cash equivalents at beginning of the year	1,278	921	1,391
Exchange rate effects	(18)	18	(77)
Cash and cash equivalents at end of the year	$ 991	$ 1,278	$ 921